Cash flow information (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Adjustments for:
Financial results, net	$ 6,206,000,000	$ (30,733,000,000)	$ (12,203,000,000)
Cash Flow Information [Member]
Statement [Line Items]
(Loss) / Profit for the period	(24,502,000,000)	30,042,000,000	(61,177,000,000)
Profit / (loss) from discontinued operations	8,257,000,000	5,080,000,000	(4,334,000,000)
Adjustments for:
Income tax	27,940,000,000	11,948,000,000	820,000,000
Amortization and depreciation	3,452,000,000	2,947,000,000	735,000,000
Gain from disposal of trading properties	0	0	(960,000,000)
Net loss / (gain) from fair value adjustment of investment properties	2,246,000,000	(51,040,000,000)	58,033,000,000
Share-based compensation	0	0	94,000,000
Changes in the fair value of investments in financial assets	0	1,541,000,000	(629,000,000)
Disposal of property, plant and equipment	0	0	(4,000,000)
Gain/ (loss) from disposal of subsidiary and associates	(37,000,000)	0	225,000,000
Loss from disposal of trading properties	(6,000,000)	0	(4,000,000)
Impairment of goodwill	0	0	277,000,000
Financial results, net	(4,517,000,000)	26,960,000,000	9,972,000,000
Provisions and allowances	494,000,000	1,473,000,000	1,295,000,000
Share of loss / (profit) of associates and joint ventures	4,435,000,000	(11,060,000,000)	10,778,000,000
Loss from repurchase of Non-convertible Notes	25,000,000	2,000,000	0
Gain from valuation at fair value of financial assets with changes in results	(4,850,000,000)	0	0
Changes in net realizable value of agricultural products after harvest	590,000,000	(987,000,000)	64,000,000
Unrealized initial recognition and changes in fair value of biological assets and agricultural products at the point of harvest	(12,311,000,000)	(4,991,000,000)	(3,436,000,000)
Unrealized gain from derivative financial instruments	573,000,000	54,000,000	440,000,000
Other operating results	336,000,000	394,000,000	236,000,000
Gain from disposal of farmlands	(1,310,000,000)	(1,259,000,000)	(998,000,000)
Granting Plan of actions	47,000,000	0	0
Changes in operating assets and liabilities:
(Increase)/ Decrease in inventories	(4,639,000,000)	1,104,000,000	(1,557,000,000)
Increase in trading properties	(28,000,000)	(592,000,000)	(279,000,000)
Decrease in biological assets	9,013,000,000	7,520,000,000	2,019,000,000
Increase in restricted assets	0	(1,750,000,000)	0
Decrease in trade and other receivables	4,184,000,000	8,053,000,000	666,000,000
Increase / (Decrease) in trade and other payables	653,000,000	(4,380,000,000)	(5,396,000,000)
Decrease in salaries and social security liabilities	(322,000,000)	(545,000,000)	(57,000,000)
Decrease in provisions	(155,000,000)	(879,000,000)	(166,000,000)
(Decrease)/ Increase in lease liabilities	(1,635,000,000)	89,000,000	0
Net variation in derivative financial instruments	(1,996,000,000)	164,000,000	238,000,000
Increase in right of use	(50,000,000)	(1,581,000,000)	0
Net cash generated by continuing operating activities before income tax paid	5,887,000,000	18,307,000,000	6,895,000,000
Net cash generated by discontinued operating activities before income tax paid	3,290,000,000	36,342,000,000	33,585,000,000
Net cash generated by operating activities before income tax paid	$ 9,177,000,000	$ 54,649,000,000	$ 40,480,000,000